Shareholders’ equity	12 Months Ended
Dec. 31, 2025
Equity [abstract]
Shareholders’ equity	Shareholders’ equity
Ordinary share capital
On December 31, 2025, the Company’s issued share capital amounted to CHF 4,037,464 divided into 40,374,641 fully paid registered shares with a par value of CHF 0.10 each. Ordinary shares are entitled to one vote per share and rank equally with regard to the Company's residual assets and dividends (if any should be declared in the future).

Ordinary shares
Shares in issue at December 31, 2022	36,044,706
Issued in relation to vesting of PSU, RSU and options	309,591
Shares in issue at December 31, 2023	36,354,297
Issued in relation to capital raise in October 2024	3,642,988
Issued in relation to vesting of PSU, RSU and options	365,810
Shares in issue at December 31, 2024	40,363,095
Issued in relation to vesting of PSU and RSUs	11,546
Shares in issue at December 31, 2025	40,374,641
The Company’s share capital registered with the Swiss Commercial Register on December 31, 2025 amounted to CHF 4,036,310 divided into 40,363,095 fully paid up registered shares with a par value of CHF 0.10 per share.
The capital increase in 2025 triggered by the vesting of Performance Share Units ("PSU") from PSU Plans 2021, 2022 and 2023 were registered with the Commercial Register on January 22, 2026.

Capital range
On December 31, 2025, the Company had a capital range from CHF 3,672,011 (lower limit) to up to CHF 5,489,726 (upper limit). On January 22, 2026, the upper limit of the capital range increased to CHF 5,490,880 and the lower limit increased to CHF 3,673,165 as a result of the share capital increase out of conditional share capital registered with the Commercial Register. The Board of Directors is authorized to increase or reduce the share capital within the capital range once or several times and in any amounts or to acquire or dispose of shares directly or indirectly, until April 17, 2029 or until an earlier expiry of the capital range. As approved by the annual general meeting on April 17, 2024 and in line with the Swiss corporate law reform, the capital range replaced the previous authorized share capital.
Conditional share capital
As of December 31, 2025 the Company’s share capital was allowed to be increased by an amount not to exceed CHF 362,264 (taking into account the 11,546 registered shares already issued out of the conditional capital as of December 31, 2025, but not yet registered in the commercial register) through the issuance of up to 3,622,644 fully paid up shares with a par value of CHF 0.10 per share through the direct or indirect issuance of shares, options or preemptive rights granted to employees, members of the Board of Directors or members of any advisory boards as approved. During 2025, the share capital was increased out of this conditional capital for employee participation (Article 3b of the Articles of Association). As a result, the available conditional capital for employee participation decreased by CHF 1,155 from CHF 363,419 to CHF 362,264.
In addition, the share capital may be increased by an amount not to exceed CHF 226,087 through the issuance of up to 2,260,870 fully paid up shares with a par value of CHF 0.10 per share through the exercise or mandatory exercise of conversion, exchange, option, warrant or similar rights for the subscription of shares granted to shareholders or third parties alone or in connection with bonds, notes, options, warrants or other securities or contractual obligations by or of the Company. During 2025, this conditional capital for financing transactions and other purposes (Article 3c of the Articles of Association) remained unchanged.
In 2025 the cash proceeds from the vesting of Performance Share Units (“PSU”) and Restricted Share Units ("RSU"), amounted to CHF 63,266, of which 1,155 related to the issuance of new shares (conditional share capital). During 2024 and 2023 CHF 36,581 and CHF 30,959 respectively, all resulted from the issuance of new shares (conditional share capital) or proceeds from vesting under the LTI plan.
Treasury shares

In August 2022, the Company issued 3,500,000 common shares at par value CHF 0.10 per share. The shares were fully subscribed for by Molecular Partners Inc., a fully owned subsidiary of the Company. As of December 31, 2025 the Company held 2,962,973 treasury shares (2024 and 2023: 3,500,000).
The total amount presented as Treasury shares reserve in 2024 in the consolidated statement of financial position, is comprised of CHF 350,000 of the nominal value of the treasury shares and CHF 631,336 of transaction costs incurred directly related to the issuance. The amount of CHF 350,000 was a non-cash transaction for the Company. During 2025 treasury shares withheld to cover social security and tax liabilities for vesting events are revaluated with the share price at the vesting day.

In CHF thousands	Number of Treasury shares	Average price in CHF	Total TCHF value
As of January 1, 2025	3,500,000	0.28	981
Shares vested under the PSU program	(599,642)	0.28	(168)
Shares withheld to cover social security and tax liabilities	88,790	3.41	303
Shares vested under the RSU program	(33,015)	0.28	(9)
Shares withheld to cover social security and tax liabilities	6,840	3.28	22
Shares as of December 31, 2025	2,962,973	0.38	1,129

The 95,630 shares were withheld from vested awards to cover employees’ and Board of Directors income tax and social security contributions.
There was no movement in treasury shares during 2024 and 2023.